Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST II
Entity Central Index Key	0000798250
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000102727 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R6
Trading Symbol	MFEKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 41,600,194,598
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%

C000006431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R4
Trading Symbol	MFEJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 41,600,194,598
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%

C000006442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R3
Trading Symbol	MFEHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 41,600,194,598
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%

C000006441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R2
Trading Symbol	MEGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
Net Assets	$ 41,600,194,598
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%

C000006439 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R1
Trading Symbol	MFELX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$81	1.59%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
Net Assets	$ 41,600,194,598
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%

C000006437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class I
Trading Symbol	MFEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 41,600,194,598
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%

C000006436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class C
Trading Symbol	MFECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.59%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
Net Assets	$ 41,600,194,598
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%

C000006435 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class B
Trading Symbol	MEGBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.59%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
Net Assets	$ 41,600,194,598
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%

C000006430 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class A
Trading Symbol	MFEGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 41,600,194,598
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	41,600,194,598	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	50.1%
Communication Services	13.5%
Consumer Discretionary	11.3%
Industrials	8.5%
Financials	5.7%
Health Care	5.4%
Consumer Staples	1.6%
Energy	1.4%
Materials	1.3%
Real Estate	0.2%
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	15.3%
Apple, Inc.	9.5%
Alphabet, Inc., "A"	9.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.3%
Broadcom, Inc.	4.6%
Mastercard, Inc., "A"	2.8%
GE Vernova, Inc.	2.3%
Meta Platforms, Inc., "A"	2.3%
Seagate Technology Holdings PLC	1.8%